Material Accounting Policies (Details) - Schedule of Estimated Useful Lives	12 Months Ended
Dec. 31, 2023
Production equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	5 years
Office furniture and electronic data processing equipment (“EDP”) [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful life	3 years